Intangible Assets (Schedule of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 823,800	$ 791,055	$ 723,913
Accumulated Amortization	(125,600)	(104,314)	(87,051)
Total Net	698,200	686,741	636,862
Intangible Assets, Gross (Excluding Goodwill)	845,000	813,969	727,401
Intangible Assets, Net	719,400	709,655	640,350
Certifications [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite-lived Intangibles	3,500	3,488	3,488
Underlying Rights [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,700	1,760	1,075
Accumulated Amortization	(100)	(116)	(54)
Total Net	1,600	1,644	1,021
Gross Carrying Amount, Indefinite-lived Intangibles	17,700	19,426
Customer Relationships [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	822,000	789,210	721,659
Accumulated Amortization	(125,500)	(104,187)	(86,407)
Total Net	696,500	685,023	635,252
Trade names [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	100	85	1,179
Accumulated Amortization		(11)	(590)
Total Net	$ 100	$ 74	$ 589